N-4	May 30, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE VARIABLE ACCOUNT 4
Entity Central Index Key	0000843075
Entity Investment Company Type	N-4
Document Period End Date	May 30, 2025
Amendment Flag	false
Nationwide Destination SM Freedom+
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	1. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Contract, for the Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class, the value in the Current Expenses cell is deleted and replaced with the following: 0.72%2. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Contract, for the Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares, the value in the Current Expenses cell is deleted and replaced with the following: 1.13%3. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Contract, for the BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III, the value in the Current Expenses cell is deleted and replaced with the following: 1.02%4. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Contract, for the Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares, the value in the 1 Year Return cell is deleted and replaced with the following: 12.42%5. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Contract, for the First Eagle Variable Funds - Overseas Variable Fund, the value in the Current Expenses cell is deleted and replaced with the following: 1.21%
Nationwide Destination SM Freedom+ | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyInflationProtectionFundServiceClassMember
Prospectus:
Current Expenses [Percent]	0.72%
Nationwide Destination SM Freedom+ | InvescoInvescoVIBalancedRiskAllocationFundSeriesIISharesMember
Prospectus:
Current Expenses [Percent]	1.13%
Nationwide Destination SM Freedom+ | BlackRockVariableSeriesFundsIncBlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Current Expenses [Percent]	1.02%
Nationwide Destination SM Freedom+ | InvescoInvescoVIEquallyWeightedSP500FundSeriesIISharesMember
Prospectus:
Average Annual Total Returns, 1 Year [Percent]	12.42%
Nationwide Destination SM Freedom+ | FirstEagleVariableFundsOverseasVariableFundMember
Prospectus:
Current Expenses [Percent]	1.21%